Loans and Allowance for Credit Losses - Summary of Credit Exposure by Portfolio Segment and Class of Receivable (Detail) - USD ($) $ in Thousands		Sep. 30, 2017		Dec. 31, 2016	Dec. 31, 2015
Commercial Real Estate | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment		$ 1,065,806		$ 907,018	$ 687,815
Commercial Real Estate | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment		73,366		69,724	75,105
Commercial Real Estate | Originated Loans | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment		1,051,013		888,608	660,573
Commercial Real Estate | Originated Loans | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment		71,834		67,765	72,375
Commercial Real Estate | Originated Loans | Pass | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment		1,049,645		888,608	660,489
Commercial Real Estate | Originated Loans | Pass | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment		71,814		67,742	72,375
Commercial Real Estate | Originated Loans | Special Mention | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment		1,368
Commercial Real Estate | Originated Loans | Special Mention | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment		20		23
Commercial Real Estate | Originated Loans | Substandard | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment					84
Commercial Real Estate | ANCI Loans | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment		14,793		18,410	27,242
Commercial Real Estate | ANCI Loans | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment		1,532		1,959	2,730
Commercial Real Estate | ANCI Loans | Pass | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment		14,767		18,410	27,242
Commercial Real Estate | ANCI Loans | Pass | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment		1,232		1,618	2,391
Commercial Real Estate | ANCI Loans | Special Mention | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment					148
Commercial Real Estate | ANCI Loans | Substandard | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment		26
Commercial Real Estate | ANCI Loans | Substandard | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment		300		341	191
Commercial Real Estate | ACI Loans | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment		85,241		99,867	133,125
Commercial Real Estate | ACI Loans | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment		10,077		11,427	13,992
Commercial Real Estate | ACI Loans | Pass | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment		77,523		80,463	101,297
Commercial Real Estate | ACI Loans | Pass | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment		7,310		7,254	8,658
Commercial Real Estate | ACI Loans | Special Mention | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment		1,579		5,813	2,699
Commercial Real Estate | ACI Loans | Special Mention | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment		710		933	1,171
Commercial Real Estate | ACI Loans | Substandard | Income Producing
Financing Receivable Recorded Investment [Line Items]
Recorded investment		6,139		13,591	29,129
Commercial Real Estate | ACI Loans | Substandard | Land and Development
Financing Receivable Recorded Investment [Line Items]
Recorded investment		2,057		3,240	4,163
Small Business Lending
Financing Receivable Recorded Investment [Line Items]
Recorded investment		218,819		194,126	151,699
Small Business Lending | Originated Loans
Financing Receivable Recorded Investment [Line Items]
Recorded investment		208,082		184,944	140,378
Small Business Lending | Originated Loans | Pass
Financing Receivable Recorded Investment [Line Items]
Recorded investment		204,758		182,021	138,306
Small Business Lending | Originated Loans | Special Mention
Financing Receivable Recorded Investment [Line Items]
Recorded investment		2,624		1,807	1,310
Small Business Lending | Originated Loans | Substandard
Financing Receivable Recorded Investment [Line Items]
Recorded investment		668		1,116	762
Small Business Lending | Originated Loans | Doubtful
Financing Receivable Recorded Investment [Line Items]
Recorded investment		32
Small Business Lending | ANCI Loans
Financing Receivable Recorded Investment [Line Items]
Recorded investment		10,737		9,182	11,321
Small Business Lending | ANCI Loans | Pass
Financing Receivable Recorded Investment [Line Items]
Recorded investment		10,136		8,407	10,368
Small Business Lending | ANCI Loans | Special Mention
Financing Receivable Recorded Investment [Line Items]
Recorded investment		40		11	8
Small Business Lending | ANCI Loans | Substandard
Financing Receivable Recorded Investment [Line Items]
Recorded investment		561		764	945
Consumer | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		1,462,974		1,274,477	1,024,616
Consumer | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		71,199		67,223	91,061
Consumer | Originated Loans | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		1,344,719		1,128,197	833,162
Consumer | Originated Loans | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		68,236		60,015	85,085
Consumer | Originated Loans | Pass | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		1,343,065		1,126,679	830,883
Consumer | Originated Loans | Pass | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		67,294		59,145	82,976
Consumer | Originated Loans | Special Mention | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		328		422	1,921
Consumer | Originated Loans | Special Mention | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		621		455	1,146
Consumer | Originated Loans | Substandard | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		1,326		1,096	358
Consumer | Originated Loans | Substandard | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		321		415	963
Consumer | ANCI Loans | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		118,255		146,280	191,454
Consumer | ANCI Loans | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		2,963		7,208	5,976
Consumer | ANCI Loans | Pass | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		113,731		141,349	186,278
Consumer | ANCI Loans | Pass | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		2,915		7,151	5,923
Consumer | ANCI Loans | Special Mention | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		1,892		2,156	2,197
Consumer | ANCI Loans | Special Mention | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		46		53	39
Consumer | ANCI Loans | Substandard | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		2,632		2,775	2,979
Consumer | ANCI Loans | Substandard | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		2		4	14
Consumer | ACI Loans | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		160,116		189,003	240,564
Consumer | ACI Loans | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		1,795		2,122	3,013
Consumer | ACI Loans | Pass | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		136,430		157,762	206,193
Consumer | ACI Loans | Pass | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		1,563		1,821	2,519
Consumer | ACI Loans | Special Mention | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		3,420		3,655	1,162
Consumer | ACI Loans | Special Mention | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		12		14	16
Consumer | ACI Loans | Substandard | Residential Real Estate
Financing Receivable Recorded Investment [Line Items]
Recorded investment		20,266		27,586	33,209
Consumer | ACI Loans | Substandard | Other
Financing Receivable Recorded Investment [Line Items]
Recorded investment		220		287	478
Commercial and Industrial | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		2,601,126		2,390,658	2,333,567
Commercial and Industrial | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment		935,112	[1]	941,375	1,069,824
Commercial and Industrial | Restaurant Industry
Financing Receivable Recorded Investment [Line Items]
Recorded investment		981,785		865,715	627,309
Commercial and Industrial | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment		389,136		439,869	455,838
Commercial and Industrial | Doubtful | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment		10,503	[1]	789
Commercial and Industrial | Originated Loans | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		2,549,022	[1]	2,342,868	2,277,979
Commercial and Industrial | Originated Loans | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment		935,112	[1]	941,375	1,069,824
Commercial and Industrial | Originated Loans | Restaurant Industry
Financing Receivable Recorded Investment [Line Items]
Recorded investment		981,785	[1]	865,715	627,309
Commercial and Industrial | Originated Loans | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment		386,405	[1]	435,755	447,426
Commercial and Industrial | Originated Loans | Pass | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		2,429,596		2,279,481	2,221,218
Commercial and Industrial | Originated Loans | Pass | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment		773,680	[1]	670,696	724,011
Commercial and Industrial | Originated Loans | Pass | Restaurant Industry
Financing Receivable Recorded Investment [Line Items]
Recorded investment		966,231		849,546	601,996
Commercial and Industrial | Originated Loans | Pass | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment		386,360		426,276	442,117
Commercial and Industrial | Originated Loans | Special Mention | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		84,846		36,419	14,056
Commercial and Industrial | Originated Loans | Special Mention | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment				30,433	104,781
Commercial and Industrial | Originated Loans | Special Mention | Restaurant Industry
Financing Receivable Recorded Investment [Line Items]
Recorded investment		4,647		16,169	25,313
Commercial and Industrial | Originated Loans | Special Mention | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment		45		9,479	212
Commercial and Industrial | Originated Loans | Substandard | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		34,580	[1]	26,968	42,705
Commercial and Industrial | Originated Loans | Substandard | Energy Sector
Financing Receivable Recorded Investment [Line Items]
Recorded investment		150,929	[1]	239,457	241,032
Commercial and Industrial | Originated Loans | Substandard | Restaurant Industry
Financing Receivable Recorded Investment [Line Items]
Recorded investment	[1]	10,907
Commercial and Industrial | Originated Loans | Substandard | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment					5,097
Commercial and Industrial | ANCI Loans | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		52,104		47,790	55,588
Commercial and Industrial | ANCI Loans | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment		2,731		4,114	8,412
Commercial and Industrial | ANCI Loans | Pass | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		45,780		47,269	53,233
Commercial and Industrial | ANCI Loans | Pass | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment		2,731		4,114	8,389
Commercial and Industrial | ANCI Loans | Special Mention | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment					500
Commercial and Industrial | ANCI Loans | Substandard | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		6,324		521	1,855
Commercial and Industrial | ANCI Loans | Substandard | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment					23
Commercial and Industrial | ACI Loans | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		27,055		33,090	57,846
Commercial and Industrial | ACI Loans | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment		6,250		5,648	6,054
Commercial and Industrial | ACI Loans | Pass | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		23,579		26,634	40,087
Commercial and Industrial | ACI Loans | Pass | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment				5,648	6,054
Commercial and Industrial | ACI Loans | Special Mention | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		885		939	2,004
Commercial and Industrial | ACI Loans | Substandard | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		2,556		5,484	15,726
Commercial and Industrial | ACI Loans | Substandard | Healthcare
Financing Receivable Recorded Investment [Line Items]
Recorded investment		6,250
Commercial and Industrial | ACI Loans | Doubtful | General C&I
Financing Receivable Recorded Investment [Line Items]
Recorded investment		$ 35		$ 33	$ 29

[1]	Does not include the $9.9 million nonperforming energy credit that was transferred to the HFS category.